EMPLOYEE BENEFIT PLANS (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	¥ 335	¥ 317
Contributions recognized as expense	¥ 43	¥ 33